Debt securities in issue (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of debt instruments [Abstract]
Schedule of Debt Securities in Issue

	2025			2024
	At fair value through profit or loss £m	At amortised cost £m	Total £m	At fair value through profit or loss £m	At amortised cost £m	Total £m
Senior unsecured notes issued	4,226	37,532	41,758	4,608	40,019	44,627
Covered bonds	–	11,260	11,260	–	11,764	11,764
Certificates of deposit issued	–	7,333	7,333	–	5,776	5,776
Securitisation notes	17	6,325	6,342	22	5,185	5,207
Commercial paper	–	15,821	15,821	–	8,090	8,090
Total debt securities in issue	4,243	78,271	82,514	4,630	70,834	75,464